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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                        PROSPECTUS DATED APRIL 30, 2012

   This supplement revises Investment Portfolio expense information in the prospectus dated April 30, 2012 for the Class A variable annuity contracts issued by First MetLife Investors Insurance Company and MetLife Investors Insurance Company (collectively, "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

INVESTMENT PORTFOLIO EXPENSES TABLE

   Replace the information for the Investment Portfolios in the table below with the following information:

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

   The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                 ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                     MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO   SUBSIDY   PORTFOLIO
                                        FEES     FEES   EXPENSES EXPENSES EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio     0.59%    0.25%    0.05%    0.01%    0.90%      0.01%      0.89%
 Dreman Small Cap Value Portfolio       0.78%    0.25%    0.07%    0.07%    1.17%      0.00%      1.17%

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                             Telephone: 800-709-2811
 Irvine, CA 92614


                                                                   SUPP-AEXP412